Investment (Details Narrative)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
TIMSA [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest		49.00%	49.00%
Associates [member]
IfrsStatementLineItems [Line Items]
Percentage of interest	49.00%